Derivative Instruments (Details 5) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	$ 0	$ 0
Effective portion recorded in OCI	18	(112)
Cash Flow Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	3	3
Effective portion recorded in OCI	(13)	139
Foreign Exchange Contract [Member] | Net Investment Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	(71)	(41)
Effective portion recorded in OCI	(390)	285
Net Investment Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	(71)	(41)
Effective portion recorded in OCI	(390)	326
Foreign Currency Denominated Debt [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	0
Effective portion recorded in OCI	$ 0	$ 41